Schedule of share based compensation (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Non-cash compensation	$ 222	$ 43
Employees [member]
IfrsStatementLineItems [Line Items]
Non-cash compensation	87	16
Directors And Advisors [member]
IfrsStatementLineItems [Line Items]
Non-cash compensation	$ 135	$ 27